INCOME TAXES - Reconciliation (Details) - USD ($)	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Feb. 29, 2024	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2024
Reconciliation, Amount
Loss before income taxes				$ (5,260,632)	$ (1,020,057)
Expected recovery at statutory rate of 21%				(1,104,733)	(214,212)
Permanent book/tax differences				17,225	3,230
Income Tax Reconciliation, Financing Fees Charged to Equity					(1,771)
Change in estimate				1,771
Change in valuation allowance				$ 1,085,737	$ 212,753
Reconciliation, Percent
US federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%
Effects of:
Valuation allowance				21.00%	21.00%